Label	Element	Value
U.S. Global GO GOLD and Precious Metal Miners ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Franco-Nevada Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
U.S. Global GO GOLD and Precious Metal Miners ETF | OR Royalties, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%
U.S. Global GO GOLD and Precious Metal Miners ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
U.S. Global GO GOLD and Precious Metal Miners ETF | Aya Gold & Silver, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Harmony Gold Mining Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Fortuna Mining Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Endeavour Mining PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Endeavour Silver Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Capricorn Metals Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.10%)
U.S. Global GO GOLD and Precious Metal Miners ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	54.40%
U.S. Global GO GOLD and Precious Metal Miners ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.50%
U.S. Global GO GOLD and Precious Metal Miners ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Peru
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%